Restructuring Reserve - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Restructuring costs incurred	$ 4
Restructuring ending balance		$ 5	$ 6	$ 11